Basis of consolidation (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Spark Networks Services GmbH (previously, Affinitas GmbH)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Samadhi SAS (acquired on September 30, 2016)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Spark Networks, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Spark Networks Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
LOV USA, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Spark Networks USA, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Spark Networks (Israel) Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
JDate Limited (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
HurryDate, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
MingleMatch, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Kizmeet, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Reseaux Spark Canada Ltd. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
SocialNet, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
SN Events, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
SN Holdco, LLC (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%
Smooch Labs, Inc. (acquired on November 2, 2017)
Disclosure Of Subsidiaries [Line Items]
Proportion of ownership interest in subsidiary	100.00%		100.00%